Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Information [Line Items]
Entity Registrant Name	Revvity, Inc.
Document Period End Date	Nov. 03, 2026
Entity Incorporation, State or Country Code	MA
Entity File Number	001-05075
Entity Tax Identification Number	04-2052042
Entity Address, Address Line One	77 4th Avenue,
Entity Address, City or Town	Waltham,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	663-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000031791
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, $1 par value per share
Trading Symbol	RVTY
Security Exchange Name	NYSE